Current Liabilities - Provisions - Summary of Current Provisions (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current provisions [abstract]
Annual leave	$ 500,361	$ 383,220
Long service lave	252,939	212,983
Total current provisions	$ 753,300	$ 596,203